CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2022 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 2,194,525.5	$ 26,332.2	₨ 1,351,818.0	₨ 1,057,925.6
Trading securities	3,563.1	42.8	2,964.6	1,647.5
Available for sale debt securities	516,550.0	6,198.1	304,566.7	240,943.0
Other	67,287.6	807.4	30,177.4	32,620.9
Total interest and dividend revenue	2,781,926.2	33,380.5	1,689,526.7	1,333,137.0
Interest expense:
Deposits	997,405.6	11,967.9	615,108.9	489,010.1
Short-term borrowings	100,181.0	1,202.1	58,142.8	17,675.2
Long-term debt	432,520.3	5,189.8	101,587.8	77,456.3
Other	3,815.9	45.8	698.7	155.9
Total interest expense	1,533,922.8	18,405.6	775,538.2	584,297.5
Net interest revenue	1,248,003.4	14,974.9	913,988.5	748,839.5
Provision for credit losses	133,063.1	1,596.6	74,213.8	126,979.5
Net interest revenue after provision for credit losses	1,114,940.3	13,378.3	839,774.7	621,860.0
Non-interest revenue, net:
Fees and commissions	280,965.9	3,371.3	239,603.7	202,979.5
Trading securities gain/(loss), net	41,595.0	499.1	479.9	2,455.5
Realized gain/(loss) on sales of available for sale debt securities, net	826.7	9.9	(720.3)	16,745.8
Allowance on available for sale debt securities	70.9	0.9	(70.9)	2,915.1
Foreign exchange transactions	15,521.2	186.2	25,547.0	34,851.4
Derivatives gain/(loss), net	18,558.5	222.7	15,366.1	1,422.0
Premium and other operating income from the insurance business	381,879.5	4,582.2	0.0	0.0
Other, net	(486.8)	(5.8)	11,181.0	9,204.9
Total non-interest revenue, net	738,930.9	8,866.5	291,386.5	270,574.2
Total revenue, net	1,853,871.2	22,244.8	1,131,161.2	892,434.2
Non-interest expense:
Salaries and staff benefits	288,776.0	3,465.0	199,726.8	165,287.7
Premises and equipment	65,131.5	781.5	45,069.9	36,236.0
Depreciation and amortization	31,147.3	373.7	23,489.7	16,816.9
Administrative and other	281,020.8	3,372.0	200,493.0	154,931.4
Amortization of intangible assets	21,201.0	254.4	0.0	0.0
Claims and benefits paid pertaining to insurance business	381,965.8	4,583.2	0.0	0.0
Total non-interest expense	1,069,242.4	12,829.8	468,779.4	373,272.0
(Surplus) / Deficit in P&L transferred to undistributed policyholders earnings account	(79,169.8)	(950.0)	0.0	0.0
Income before income tax expense	705,459.0	8,465.0	662,381.8	519,162.2
Income tax expense	77,827.1	933.9	166,117.4	132,559.2
Net income before noncontrolling interest	627,631.9	7,531.1	496,264.4	386,603.0
Less: Net income attributable to shareholders of noncontrolling interest	4,975.3	59.7	817.5	602.6
Net income attributable to HDFC Bank Limited	₨ 622,656.6	$ 7,471.4	₨ 495,446.9	₨ 386,000.4
Per share information: (see note: 30)
Earnings per equity share—basic | (per share)	₨ 88.66	$ 1.06	₨ 89.02	₨ 69.76
Earnings per equity share—diluted | (per share)	88.31	1.05	88.68	69.38
Per ADS information (where 1 ADS represents 3 shares): (see note: 30)
Earnings per ADS—basic | (per share)	265.98	3.18	267.06	209.28
Earnings per ADS—diluted | (per share)	264.93	3.15	266.04	208.14
Dividends declared per equity share | (per share)	₨ 19.5	$ 0.23	₨ 19	₨ 15.5